Supplement to the
Fidelity® Select Portfolios®
Financials Sector
April 28, 2018
Prospectus

The following information replaces similar information for Brokerage and Investment Management Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Daniel Dittler (co-manager) has managed the fund since July 2015.

Charlie Ackerman (co-manager) has managed the fund since November 2018.

It is expected that Mr. Dittler will transition off of the fund effective on or about December 31, 2018. At that time, Mr. Ackerman will assume sole portfolio manager responsibilities for the fund.

Effective September 1, 2018, the following information replaces similar information for Consumer Finance Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Shilpa Mehra (lead portfolio manager) has managed the fund since April 2012.

Chuck Culp (co-manager) has managed the fund since September 2018.

It is expected that Mr. Culp will assume solo portfolio manager responsibilities for the fund after a transition period and Ms. Mehra will no longer manage the fund at that time.

The following information replaces the biographical information for Brokerage and Investment Management Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Charlie Ackerman is co-manager of Brokerage and Investment Management Portfolio, which he has managed since November 2018. Since joining Fidelity Investments in 2006, Mr. Ackerman has worked as a research analyst and portfolio manager.

Daniel Dittler is co-manager of Brokerage and Investment Management Portfolio, which he has managed since July 2015. Since joining Fidelity Investments in 2008, Mr. Dittler has worked as an equity research analyst and portfolio manager.

It is expected that Mr. Dittler will transition off of the fund effective on or about December 31, 2018. At that time, Mr. Ackerman will assume sole portfolio manager responsibilities for the fund.

Effective September 1, 2018, the following information replaces the biographical information for Consumer Finance Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Shilpa Mehra is lead portfolio manager of Consumer Finance Portfolio, which she has managed since April 2012. She also manages other funds. Since joining Fidelity Investments in 2009, Ms. Mehra has worked as a research analyst and portfolio manager.

Chuck Culp is co-manager of Consumer Finance Portfolio, which he has managed since September 2018. Since joining Fidelity Investments in 2012, Mr. Culp has worked as a research analyst and portfolio manager.

It is expected that Mr. Culp will assume solo portfolio manager responsibilities for the fund after a transition period and Ms. Mehra will no longer manage the fund at that time.

SELFIN-18-02 1.916419.127	November 1, 2018